Additional information-Financial Statement Schedule I (Details) £ / shares in Units, £ in Thousands	12 Months Ended
	Jun. 30, 2020 GBP (£) $ / shares	Jun. 30, 2020 GBP (£) £ / shares	Jun. 30, 2019 GBP (£) $ / shares	Jun. 30, 2019 GBP (£) £ / shares	Jun. 30, 2018 $ / shares	Jun. 30, 2018 £ / shares
Condensed financial information
Borrowings	£ 525,615	£ 525,615	£ 511,232	£ 511,232
Dividends recognised as distributions to owners per share | (per share)	£ 0.18	£ 0.14	£ 0.18	£ 0.14	$ 0.18	£ 0.13
Red Football Limited
Condensed financial information
Dividend limit in relation to consolidated net income under restricted payment covenants	50.00%	50.00%
Parent
Condensed financial information
Dividends recognised as distributions to owners per share | (per share)	£ 0.18	£ 0.14	£ 0.18	£ 0.14	$ 0.18	£ 0.13